Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2022
Fair Value Measurements
Fair Value (Table)

	December 31, 2022
	Assets/	Amount
	(liabilities)	measured at	Fair value hierarchy level
	measured at	net asset
	fair value	value (4)	Level 1	Level 2	Level 3

	(in millions)
Assets
Fixed maturities, available-for-sale:
U.S. government and agencies	$1,715.9	$—	$1,354.0	$361.9	$—
Non-U.S. governments	520.4	—	—	520.4	—
States and political subdivisions	6,168.3	—	—	6,099.2	69.1
Corporate	33,184.8	—	26.6	31,589.9	1,568.3
Residential mortgage-backed pass-through securities	2,170.9	—	—	2,170.9	—
Commercial mortgage-backed securities	4,827.5	—	—	4,824.1	3.4
Collateralized debt obligations (1)	4,560.2	—	—	4,504.0	56.2
Other debt obligations	6,483.3	—	—	6,015.5	467.8
Total fixed maturities, available-for-sale	59,631.3	—	1,380.6	56,085.9	2,164.8
Fixed maturities, trading	634.0	—	78.6	449.2	106.2
Equity securities	53.1	—	14.8	38.3	—
Derivative assets (2)	256.6	—	—	256.5	0.1
Other investments	82.8	81.4	—	—	1.4
Cash equivalents	2,776.4	—	930.3	1,846.1	—
Sub-total excluding separate account assets	63,434.2	81.4	2,404.3	58,676.0	2,272.5
Separate account assets	120,279.6	9,120.9	91,424.2	18,700.4	1,034.1
Total assets	$183,713.8	$9,202.3	$93,828.5	$77,376.4	$3,306.6

Liabilities
Investment and universal life contracts (3)	$58.9	$—	$—	$—	$58.9
Funds withheld payable embedded derivative (3)	3,652.8	—	—	—	3,652.8
Derivative liabilities (2)	(612.3)	—	—	(608.2)	(4.1)
Total liabilities	$3,099.4	$—	$—	$(608.2)	$3,707.6

Net assets	$186,813.2	$9,202.3	$93,828.5	$76,768.2	$7,014.2

	December 31, 2021
	Assets/	Amount
	(liabilities)	measured at	Fair value hierarchy level
	measured at	net asset
	fair value	value (4)	Level 1	Level 2	Level 3

	(in millions)
Assets
Fixed maturities, available-for-sale:
U.S. government and agencies	$1,937.0	$—	$1,587.0	$350.0	$—
Non-U.S. governments	947.1	—	—	947.1	—
States and political subdivisions	9,216.4	—	—	9,124.0	92.4
Corporate	42,965.1	—	41.5	42,089.3	834.3
Residential mortgage-backed pass-through securities	2,342.3	—	—	2,342.3	—
Commercial mortgage-backed securities	5,513.7	—	—	5,494.5	19.2
Collateralized debt obligations (1)	3,533.5	—	—	3,447.7	85.8
Other debt obligations	7,441.8	—	—	7,399.7	42.1
Total fixed maturities, available-for-sale	73,896.9	—	1,628.5	71,194.6	1,073.8
Fixed maturities, trading	233.3	—	0.5	227.9	4.9
Equity securities	508.2	—	463.5	44.7	—
Derivative assets (2)	326.2	—	—	325.6	0.6
Other investments	94.1	92.7	—	—	1.4
Cash equivalents	753.0	—	—	753.0	—
Sub-total excluding separate account assets	75,811.7	92.7	2,092.5	72,545.8	1,080.7
Separate account assets	147,529.0	8,942.9	114,735.5	22,904.6	946.0
Total assets	$223,340.7	$9,035.6	$116,828.0	$95,450.4	$2,026.7

Liabilities
Investment and universal life contracts (3)	$(320.9)	$—	$—	$—	$(320.9)
Derivative liabilities (2)	(142.3)	—	—	(142.3)	—
Total liabilities	$(463.2)	$—	$—	$(142.3)	$(320.9)

Net assets	$222,877.5	$9,035.6	$116,828.0	$95,308.1	$1,705.8
(1)	Primarily consists of collateralized loan obligations backed by secured corporate loans.
(2)	Within the consolidated statements of financial position, derivative assets are reported with other investments and derivative liabilities are reported with other liabilities. The amounts are presented gross in the tables above to reflect the presentation on the consolidated statements of financial position; however, are presented net for purposes of the rollforward in the Changes in Level 3 Fair Value Measurements tables. Refer to Note 6, Derivative Financial Instruments, for further information on fair value by class of derivative instruments.
(3)	Includes bifurcated embedded derivatives that are reported at net asset (liability) fair value within the same line item in the consolidated statements of financial position in which the host contract is reported. The funds withheld payable embedded derivative could be in either an asset or (liability) position.
(4)	Certain investments are measured at fair value using the NAV per share (or its equivalent) practical expedient and have not been classified in the fair value hierarchy. Other investments using the NAV practical expedient consist of certain fund interests that are restricted until maturity with unfunded commitments totaling $7.8 million and $10.2 million as of December 31, 2022 and December 31, 2021, respectively. Separate account assets using the NAV practical expedient consist of hedge funds and a real estate fund with varying investment strategies that also have a variety of redemption terms and conditions. We do not have unfunded commitments associated with these funds.

Reconciliation for All Assets and Liabilities Measured at Fair Value on a Recurring Basis Using Significant Unobservable Inputs (Table)

	For the year ended December 31, 2022
	Beginning			Net			Ending
	asset/	Total realized/unrealized		purchases,			asset/
	(liability)	gains (losses)		sales,			(liability)
	balance		Included in	issuances			balance
	as of	Included	other	and	Transfers	Transfers	as of
	January 1,	in net	comprehensive	settlements	into	out of	December 31,
	2022	income (2)	income (3)	(4)	Level 3	Level 3	2022

	(in millions)
Assets
Fixed maturities, available-for-sale:
States and political subdivisions	$92.4	$—	$(23.5)	$(1.6)	$12.0	$(10.2)	$69.1
Corporate	834.3	(4.8)	(28.6)	626.3	176.3	(35.2)	1,568.3
Commercial mortgage-backed securities	19.2	—	(1.0)	(4.6)	—	(10.2)	3.4
Collateralized debt obligations	85.8	—	(1.0)	151.8	—	(180.4)	56.2
Other debt obligations	42.1	(0.3)	(20.4)	474.2	—	(27.8)	467.8
Total fixed maturities, available-for-sale	1,073.8	(5.1)	(74.5)	1,246.1	188.3	(263.8)	2,164.8
Fixed maturities, trading	4.9	(0.6)	—	72.9	29.0	—	106.2
Other investments	1.4	—	—	—	—	—	1.4
Separate account assets (1)	946.0	112.0	—	(23.9)	—	—	1,034.1

Liabilities
Investment and universal life contracts	(320.9)	363.9	—	15.9	—	—	58.9
Funds withheld payable embedded derivative	—	3,652.8	—	—	—	—	3,652.8

Derivatives
Net derivative assets (liabilities)	0.6	(4.0)	(0.3)	—	—	(0.3)	(4.0)

	For the year ended December 31, 2021
	Beginning			Net			Ending
	asset/	Total realized/unrealized		purchases,			asset/
	(liability)	gains (losses)		sales,			(liability)
	balance	Included	Included in	issuances			balance
	as of	in net	other	and	Transfers	Transfers	as of
	January 1,	income	comprehensive	settlements	into	out of	December 31,
	2021	(2)	income (3)	(4)	Level 3	Level 3	2021

	(in millions)
Assets
Fixed maturities, available-for-sale:
States and political subdivisions	$—	$—	$12.5	$(0.4)	$80.3	$—	$92.4
Corporate	290.8	(21.9)	7.8	381.8	175.8	—	834.3
Commercial mortgage-backed securities	13.2	(1.0)	(0.4)	7.4	—	—	19.2
Collateralized debt obligations	27.2	(2.0)	1.7	397.4	72.1	(410.6)	85.8
Other debt obligations	29.2	—	0.4	16.9	20.6	(25.0)	42.1
Total fixed maturities, available-for-sale	360.4	(24.9)	22.0	803.1	348.8	(435.6)	1,073.8
Fixed maturities, trading	—	—	—	4.9	—	—	4.9
Other investments	30.0	12.4	—	(41.0)	—	—	1.4
Separate account assets (1)	8,893.2	313.8	—	(8,261.0)	—	—	946.0

Liabilities
Investment and universal life contracts	(414.4)	67.0	—	26.5	—	—	(320.9)

Derivatives
Net derivative assets (liabilities)	(5.1)	(5.0)	—	10.7	—	—	0.6

	For the year ended December 31, 2020
	Beginning			Net			Ending
	asset/	Total realized/unrealized		purchases,			asset/
	(liability)	gains (losses)		sales,			(liability)
	balance	Included	Included in	issuances			balance
	as of	in net	other	and	Transfers	Transfers	as of
	January 1,	income	comprehensive	settlements	into	out of	December 31,
	2020	(2)	income (3)	(4)	Level 3	Level 3	2020

	(in millions)
Assets
Fixed maturities, available-for-sale:
Corporate	$81.7	$(0.9)	$5.2	$118.0	$342.0	$(255.2)	$290.8
Commercial mortgage-backed securities	12.9	(1.3)	1.4	(0.1)	0.3	—	13.2
Collateralized debt obligations	199.0	(2.3)	(21.8)	182.5	—	(330.2)	27.2
Other debt obligations	91.3	—	(1.4)	(37.9)	46.1	(68.9)	29.2
Total fixed maturities, available-for-sale	384.9	(4.5)	(16.6)	262.5	388.4	(654.3)	360.4
Fixed maturities, trading	0.3	—	—	—	—	(0.3)	—
Other investments	34.2	6.3	—	(10.5)	—	—	30.0
Separate account assets (1)	8,966.7	463.5	—	(537.0)	—	—	8,893.2

Liabilities
Investment and universal life contracts	(151.2)	(244.0)	—	(19.2)	—	—	(414.4)

Derivatives
Net derivative assets (liabilities)	11.6	9.8	—	—	—	(26.5)	(5.1)
(1)	Gains and losses for separate account assets do not impact net income as the change in value of separate account assets is offset by a change in value of separate account liabilities.
(2)	Both realized gains (losses) and mark-to-market unrealized gains (losses) are generally reported in net realized capital gains (losses), net realized capital gains (losses) on funds withheld assets or change in fair value of funds withheld embedded derivative within the consolidated statements of operations. Realized and unrealized gains (losses) on certain securities with an investment objective to realize economic value through mark-to-market changes are reported in net investment income within the consolidated statements of operations. Changes in unrealized gains (losses) included in net income relating to positions still held were:

	For the year ended December 31,
	2022	2021	2020

	(in millions)
Assets
Fixed maturities, available-for-sale:
Corporate	$(1.3)	$(4.6)	$—
Commercial mortgage-backed securities	—	(1.0)	(1.2)
Collateralized debt obligations	—	(2.0)	(2.2)
Total fixed maturities, available-for-sale	(1.3)	(7.6)	(3.4)
Fixed maturities, trading	(0.6)	—	—
Other investments	—	12.5	5.3
Separate account assets	89.8	90.5	385.5

Liabilities
Investment and universal life contracts	349.4	65.9	(251.1)
Funds withheld payable embedded derivative	3,652.8	—	—

Derivatives
Net derivative assets (liabilities)	(4.0)	—	9.9
(3)	Changes in unrealized gains (losses) included in OCI relating to positions still held were:

	For the year ended December 31,
	2022	2021	2020

	(in millions)
Assets
Fixed maturities, available-for-sale:
States and political subdivisions	$(21.7)	$12.5	$—
Corporate	(19.8)	(0.7)	11.9
Commercial mortgage-backed securities	(0.5)	(0.4)	1.5
Collateralized debt obligations	—	1.9	(0.3)
Total fixed maturities, available-for-sale	(42.0)	13.3	13.1

Derivatives
Net derivative assets (liabilities)	(0.2)	—	—
(4)	Gross purchases, sales, issuances and settlements were:

	For the year ended December 31, 2022
					Net purchases,
					sales, issuances
	Purchases	Sales	Issuances	Settlements	and settlements

	(in millions)
Assets
Fixed maturities, available-for-sale:
States and political subdivisions	$—	$—	$—	$(1.6)	$(1.6)
Corporate	817.3	(50.4)	—	(140.6)	626.3
Commercial mortgage-backed securities	—	(4.1)	—	(0.5)	(4.6)
Collateralized debt obligations	151.9	—	—	(0.1)	151.8
Other debt obligations	487.4	(8.2)	—	(5.0)	474.2
Total fixed maturities, available-for-sale	1,456.6	(62.7)	—	(147.8)	1,246.1
Fixed maturities, trading	106.9	(32.6)	—	(1.4)	72.9
Separate account assets (5)	11.8	(4.5)	(50.0)	18.8	(23.9)

Liabilities
Investment and universal life contracts	—	—	(7.4)	23.3	15.9

	For the year ended December 31, 2021
					Net purchases,
					sales, issuances
	Purchases	Sales	Issuances	Settlements	and settlements

	(in millions)
Assets
Fixed maturities, available-for-sale:
States and political subdivisions	$—	$—	$—	$(0.4)	$(0.4)
Corporate	626.6	(84.3)	—	(160.5)	381.8
Commercial mortgage-backed securities	7.7	—	—	(0.3)	7.4
Collateralized debt obligations	422.7	—	—	(25.3)	397.4
Other debt obligations	45.1	—	—	(28.2)	16.9
Total fixed maturities, available-for-sale	1,102.1	(84.3)	—	(214.7)	803.1
Fixed maturities, trading	4.9	—	—	—	4.9
Other investments	—	(41.0)	—	—	(41.0)
Separate account assets (5)	38.5	(8,206.2)	(191.5)	98.2	(8,261.0)

Liabilities
Investment and universal life contracts	—	—	(16.4)	42.9	26.5

Derivatives
Net derivative assets (liabilities)	—	10.7	—	—	10.7

	For the year ended December 31, 2020
					Net purchases,
					sales, issuances
	Purchases	Sales	Issuances	Settlements	and settlements

	(in millions)
Assets
Fixed maturities, available-for-sale:
Corporate	$169.2	$(5.5)	$—	$(45.7)	$118.0
Commercial mortgage-backed securities	—	—	—	(0.1)	(0.1)
Collateralized debt obligations	182.0	—	—	0.5	182.5
Other debt obligations	14.3	—	—	(52.2)	(37.9)
Total fixed maturities, available-for-sale	365.5	(5.5)	—	(97.5)	262.5
Other investments	0.5	(11.0)	—	—	(10.5)
Separate account assets (5)	309.2	(656.7)	(396.1)	206.6	(537.0)

Liabilities
Investment and universal life contracts	—	—	(41.0)	21.8	(19.2)
(5)	Issuances and settlements include amounts related to mortgage encumbrances associated with real estate in our separate accounts.

Transfers (Table)

	For the year ended December 31, 2022
	Transfers out	Transfers out	Transfers out	Transfers out
	of Level 1 into	of Level 2 into	of Level 3 into	of Level 3 into
	Level 3	Level 3	Level 1	Level 2

	(in millions)
Assets
Fixed maturities, available-for-sale:
States and political subdivisions	$—	$12.0	$—	$10.2
Corporate	—	176.3	—	35.2
Commercial mortgage-backed securities	—	—	—	10.2
Collateralized debt obligations	—	—	—	180.4
Other debt obligations	—	—	—	27.8
Total fixed maturities, available-for-sale	—	188.3	—	263.8
Fixed maturities, trading	—	29.0	—	—

Derivatives
Net derivative assets (liabilities)	—	—	—	0.3

	For the year ended December 31, 2021
	Transfers out	Transfers out	Transfers out	Transfers out
	of Level 1 into	of Level 2 into	of Level 3 into	of Level 3 into
	Level 3	Level 3	Level 1	Level 2

	(in millions)
Assets
Fixed maturities, available-for-sale:
States and political subdivisions	$—	80.3	$—	$—
Corporate	—	175.8	—	—
Collateralized debt obligations	—	72.1	—	410.6
Other debt obligations	—	20.6	—	25.0
Total fixed maturities, available-for-sale	—	348.8	—	435.6

	For the year ended December 31, 2020
	Transfers out	Transfers out	Transfers out	Transfers out
	of Level 1 into	of Level 2 into	of Level 3 into	of Level 3 into
	Level 3	Level 3	Level 1	Level 2

	(in millions)
Assets
Fixed maturities, available-for- sale:
Corporate	$—	$342.0	$—	$255.2
Commercial mortgage-backed securities	—	0.3	—	—
Collateralized debt obligations	—	—	—	330.2
Other debt obligations	—	46.1	—	68.9
Total fixed maturities, available-for-sale	—	388.4	—	654.3
Fixed maturities, trading	—	—	—	0.3
Derivatives
Net derivative assets (liabilities)	—	—	—	26.5

Quantitative Information about Level 3 Fair Value Measurements (Table)

	December 31, 2022
	Assets /
	(liabilities)
	measured at	Valuation	Unobservable	Input/range of				Weighted
	fair value	technique(s)	input description	inputs				average
	(in millions)
Assets
Fixed maturities, available-for-sale:
Corporate	$1,479.9	Discounted cash flow	Discount rate (1)	2.7	%-	33.1%		11.0%
			Illiquidity premium	0	basis points (“bps”)-	467	bps	50	bps
			Comparability adjustment	(16)	bps-	0	bps	(11)	bps
Collateralized debt obligations	39.5	Discounted cash flow	Discount rate (1)			4.4%		4.4%
			Comparability adjustment			55	bps	55	bps
Other debt obligations	467.8	Discounted cash flow	Discount rate (1)	5.6	%-	8.2%		7.6%
			Illiquidity premium	0	bps-	260	bps	220	bps
			Comparability adjustment	1	bps-	139	bps	77	bps
Fixed maturities, trading	92.5	Discounted cash flow	Discount rate (1)	9.6	%-	15.2%		11.0%
Separate account assets	1,034.1	Discounted cash flow - real estate	Discount rate (1)	5.5	%-	10.0%		7.0%
			Terminal capitalization rate	4.5	%-	9.5%		5.8%
			Average market rent growth rate	2.0	%-	3.8%		3.0%
		Discounted cash flow - real estate debt	Loan to value	43.6	%-	62.2%		50.6%
			Market interest rate	5.3	%-	8.6%		6.6%
Liabilities
Investment and universal life contracts (6)	58.9	Discounted cash flow	Long duration interest rate	2.4	%-	4.1	% (3)	3.7%
			Long-term equity market volatility	17.8	%-	36.9%		21.9%
			Nonperformance risk	0.9	%-	2.0%		1.6%
			Utilization rate	See note (4)
			Lapse rate	1.3	%-	9.0%		4.7%
			Mortality rate	See note (5)

	December 31, 2021
	Assets /
	(liabilities)
	measured at	Valuation	Unobservable	Input/range of				Weighted
	fair value	technique(s)	input description	inputs				average
	(in millions)
Assets
Fixed maturities, available-for-sale:
Corporate	$829.9	Discounted cash flow	Discount rate (1)	0.9	%-	15.5%		6.8%
			Illiquidity premium	0	bps-	70	bps	6	bps
		Market comparables	Potential loss severity			39.4%		39.4%
			Probability of default			100.0%		100.0%
Commercial mortgage-backed securities	3.5	Discounted cash flow	Discount rate (1)			3.7%		3.7%
Collateralized debt obligations	45.9	Discounted cash flow	Discount rate (1)	3.0	%-	5.3%		4.0%
			Illiquidity premium	0	bps-	385	bps	255	bps
Other debt obligations	22.1	Discounted cash flow	Discount rate (1)	3.0	%-	10.0%		3.3%
			Illiquidity premium	225	bps-	500	bps	237	bps
Fixed maturities, trading	4.9	Discounted cash flow	Discount rate (1)			7.5%		7.5%
Separate account assets	946.0	Discounted cash flow - mortgage loans	Discount rate (1)			1.4%		1.4%
			Credit spread rate			120	bps	120	bps
		Discounted cash flow - real estate	Discount rate (1)	5.3	%-	10.0%		6.6%
			Terminal capitalization rate	4.3	%-	9.3%		5.6%
			Average market rent growth rate	1.6	%-	3.6%		2.7%
		Discounted cash flow - real estate debt	Loan to value	40.1	%-	58.5%		46.0%
			Market interest rate	2.5	%-	3.1%		2.7%
Liabilities
Investment and universal life contracts (6)	(320.9)	Discounted cash flow	Long duration interest rate			1.9	% (3)	1.9%
			Long-term equity market volatility	19.8	%-	32.5%		22.5%
			Nonperformance risk	0.3	%-	1.1%		0.9%
			Utilization rate	See note (4)
			Lapse rate	1.3	%-	9.0%		4.7%
			Mortality rate	See note (5)
(1)	Represents market comparable interest rate or an index adjusted rate used as the base rate in the discounted cash flow analysis prior to any illiquidity or other adjustments, where applicable.
(2)	Revenue multiples are amounts used when we have determined market participants would use such multiples to value the investments.
(3)	Represents the range of rate curves used in the valuation analysis that we have determined market participants would use when pricing the instrument. Derived from interpolation between various observable swap rates.
(4)	This input factor is the number of contractholders taking withdrawals as well as the amount and timing of the withdrawals and a range does not provide a meaningful presentation.
(5)	This input is based on an appropriate industry mortality table and a range does not provide a meaningful presentation.
(6)	Includes bifurcated embedded derivatives that are reported at net asset (liability) fair value within the same line item in the consolidated statements of financial position in which the host contract is reported.

Fair Value Option (Table)

	For the year ended December 31,
	2022	2021	2020

	(in millions)
Real estate ventures
Change in fair value pre-tax gain (1)	$—	$12.5	$5.3

(1)Reported in net investment income on the consolidated statements of operations.

Financial Instruments Not Reported at Fair Value (Table)

	December 31, 2022
			Fair value hierarchy level
	Carrying amount	Fair value	Level 1	Level 2	Level 3

	(in millions)
Assets (liabilities)
Mortgage loans	$19,722.4	$17,847.1	$—	$—	$17,847.1
Policy loans	770.2	749.5	—	—	749.5
Other investments	230.0	217.4	—	112.9	104.5
Cash and cash equivalents	552.9	552.9	552.9	—	—
Reinsurance deposit receivable	7,900.9	6,859.9	—	—	6,859.9
Cash collateral receivable	262.8	262.8	262.8	—	—
Investment contracts	(34,919.4)	(31,915.2)	—	(7,278.9)	(24,636.3)
Long-term debt	(67.8)	(60.5)	—	—	(60.5)
Separate account liabilities	(107,227.6)	(106,410.4)	—	—	(106,410.4)
Bank deposits (1)	(352.4)	(336.3)	—	(336.3)	—
Cash collateral payable	(285.1)	(285.1)	(285.1)	—	—

	December 31, 2021
			Fair value hierarchy level
	Carrying amount	Fair value	Level 1	Level 2	Level 3

	(in millions)
Assets (liabilities)
Mortgage loans	$18,908.3	$19,842.3	$—	$—	$19,842.3
Policy loans	705.0	888.9	—	—	888.9
Other investments	290.4	281.2	—	185.0	96.2
Cash and cash equivalents	475.6	475.6	475.6	—	—
Cash collateral receivable	2.0	2.0	2.0	—	—
Investment contracts	(35,249.5)	(35,534.9)	—	(7,454.3)	(28,080.6)
Long-term debt	(54.0)	(38.0)	—	—	(38.0)
Separate account liabilities	(131,096.8)	(130,152.8)	—	—	(130,152.8)
Bank deposits (1)	(373.3)	(372.8)	—	(372.8)	—
Cash collateral payable	(204.4)	(204.4)	(204.4)	—	—

(1)    Excludes deposit liabilities without defined or contractual maturities.